Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Derivative financial instruments (cost) income, net	$ (2,425,848)	$ 632,390	$ (12,357,848)	$ (15,020,580)